OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INTANGIBLE ASSETS
Disclosure of detailed information about other intangible assets

Below is the detail of the balances of other intangible assets as of December 31, 2019 and 2018:

December 31, 2019

			Accumulated		Net book
Description	Cost		amortization		value

Licenses, software and information technology applications purchased	Ps.	1,917,602	Ps.	(763,787)	Ps.	1,153,815
Internally generated		607,130		(71,431)		535,699
Non-internally generated		1,310,472		(692,356)		618,116

Other intangibles assets	Ps.	76,036	Ps.	(23,360)	Ps.	52,676
Internally generated		5,356		—		5,356
Non-internally generated		70,680		(23,360)		47,320

Total	Ps.	1,993,638	Ps.	(787,147)	Ps.	1,206,491

December 31, 2018

			Accumulated		Net book
Description	Cost		amortization		value

Licenses, software and information technology applications purchased	Ps.	1,564,536	Ps.	(583,782)	Ps.	980,754
Internally generated		418,852		(46,424)		372,428
Non-internally generated		1,145,684		(537,358)		608,326

Other intangibles assets	Ps.	69,613	Ps.	(16,483)	Ps.	53,130
Internally generated		2,673		—		2,673
Non-internally generated		66,940		(16,483)		50,457

Total	Ps.	1,634,149	Ps.	(600,265)	Ps.	1,033,884